Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal				$ 337,016
State and local				29,344
Utilization of net operating loss carryforward				(346,783)
Current (benefit) provision				19,577
Federal			(4,337,272)	202,531
State and local			(463,060)	34,178
Deferred (benefit) provision		(754,249)	(4,800,332)	236,709
Change in valuation allowance			5,567,665	(781,077)
Deferred Tax Asset Net Durational			767,333	(544,368)
Income tax provision (benefit)		$ (752,400)	$ 767,333	$ (524,791)